Summary of Operating and General and Administrative Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Wages, salaries and benefits	$ 482,695	$ 438,209
Wage subsidies	(24,108)	(26,297)
Purchased materials, supplies and services	278,743	240,591
Share-based compensation	56,745	19,847
Operating and general and administrative expenses	794,075	672,350
Allocated to:
Operating expense	698,144	583,420
General and administrative	95,931	70,869
Restructuring	0	18,061
Operating and general and administrative expenses	$ 794,075	$ 672,350